Divestitures - Additional Information (Details) (USD $)	3 Months Ended																12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 27, 2012 Expiring Facilities Facility	Dec. 31, 2012 Transitional care hospitals Facility	Sep. 30, 2013 Senior Secured Asset Based Revolving Credit Facility	Sep. 30, 2013 Vibra Facilities Facility	Dec. 31, 2013 Vibra Facilities Hospital Facility Centre	Dec. 31, 2012 Vibra Facilities	Dec. 31, 2013 Vibra Facilities Transitional care hospitals Bed	Dec. 31, 2013 Vibra Facilities IRF Bed	Dec. 31, 2013 Vibra Facilities Nursing Center Division Bed	Jul. 31, 2013 Signature Facilities Facility	Dec. 31, 2013 Signature Facilities	Dec. 31, 2012 Signature Facilities Facility Bed	Dec. 31, 2013 2013 Expiring Facilities Bed Centre	Dec. 31, 2013 TC hospital Vibra Facilities	Dec. 31, 2013 TC hospital Vibra Facilities	Apr. 27, 2012 Nursing Centers Bed	Dec. 31, 2013 Nursing Centers	Dec. 31, 2013 Discontinued Operations TC hospital Vibra Facilities	Dec. 31, 2013 Discontinued Operations Rent Expense	Dec. 31, 2013 Discontinued Operations Rent Expense 2013 Expiring Facilities	Dec. 31, 2013 Continuing Operations Vibra Facilities	Dec. 31, 2013 Continuing Operations TC hospital Vibra Facilities
Divestitures [Line Items]
Number of owned facilities nursing center																								1								60
Nursing centres, expiry date																	Apr. 30, 2015	Apr. 30, 2013		Apr. 30, 2013												Sep. 30, 2014
Asset impairment charges																																$ 7,900,000
Payment for early termination of lease																																						20,000,000	20,000,000
Leasehold improvements impairment charges, net of tax																																4,800,000
Number of non-strategic facilities																							15						7
Proceeds from sale of non-strategic nursing centers																							187,000,000						47,000,000
Proceeds from Divestiture of Businesses, Net of Cash Divested																							180,000,000
Revolving credit facility, maximum capacity																						750,000,000
Number of licensed beds																										1,002	44	135			900
Revenues	1,209,676,000	[1]	1,175,445,000	[1]	1,191,030,000	[1]	1,259,434,000	[1]	1,220,012,000	[1]	1,198,023,000	[1]	1,200,632,000	[1]	1,237,475,000	[1]	4,835,585,000	4,856,142,000	4,160,108,000	475,000,000					272,000,000						63,000,000	514,000,000
Operating income (loss)																	516,470,000	555,628,000	403,152,000						40,000,000						11,000,000
Overhead costs																									8,000,000						2,000,000
Rent																	311,526,000	303,564,000	276,540,000	57,000,000					12,000,000						2,000,000	60,000,000
Number of TC hospitals																								14
Number of owned facilities																								6							5
Loss on divestiture																					7,800,000			93,900,000						1,700,000			9,000,000
Loss on divestiture of operations	(5,994,000)	[1]	(65,016,000)	[1]	(10,852,000)	[1]	(2,025,000)	[1]	(939,000)	[1]	(2,280,000)	[1]	(356,000)	[1]	(1,170,000)	[1]	(83,887,000)	(4,745,000)			4,700,000			73,700,000						1,000,000			5,500,000
Impairment of goodwill																	76,082,000	107,899,000						68,700,000
Write-off of an indefinite-lived intangible asset																																		3,200,000		500,000				21,000,000
Real estate write down																	1,400,000																				8,600,000				1,400,000
Goodwill, written off																	70,131,000																				400,000
Number of renewal bundles not renewed																				7
Number of facilities leased under master lease agreements																				54
Number of licensed nursing center beds																																7,070			6,140
Cash sale proceeds of carrying value of property and equipment and inventory																	250,606,000	1,260,000	1,714,000	13,500,000
Number of hospitals sold																					1
Number of hospitals closed																					2
Closing costs									900,000						2,200,000																										6,000,000
Closing costs net of tax																																									3,900,000
Other																	$ (522,000)	$ 3,176,000																							$ 1,100,000

[1]	(a) See accompanying discussion of certain quarterly items.